Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
Shareholders’ equity
12.	Shareholders’ equity

The Company is authorized to issue an unlimited number of preferred shares and common shares with no par value. No preferred shares have been issued or were outstanding at December 31, 2024 or December 31, 2023.

The Company manages its capital structure and makes adjustments to it, based on the funds available to the Company, in order to support the acquisition, exploration and development of mineral properties. The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company’s management to sustain future development of the business.

The properties in which the Company currently has an interest are in the pre-operating stage, as such the Company is dependent on external financing to fund its activities. In order to carry out the planned exploration and pay for administrative costs, the Company will spend its existing working capital and raise additional amounts as needed.

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable. There were no changes in the Company’s approach to capital management during 2024. The Company considers its capital to be share capital, stock-based compensation, contributed surplus and deficit. The Company is not subject to externally imposed capital requirements.

a)	Equity financings

During the first quarter of 2023, the Company entered into an agreement with two securities dealers, for an At-The-Market (“ATM”) offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$100 million in value of common shares of the Company. This program was in effect until the Company’s US$750 million Shelf Registration Statement, that was due to expire in January 2025, was replaced with a new US$750 million Shelf Registration Statement, replacing the one due to expire. Also subsequent to the year end in January 2025, a US$100 million prospectus supplement was filed and the Company entered into an agreement with two securities dealers for a new ATM offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$100 million in value of common shares of the Company. This program can be in effect until the Company’s US$750 million Shelf Registration Statement expires in February 2027.

In 2024, the Company issued 3,645,859 shares, at an average selling price of $21.25 per share, for net proceeds of $75.9 million under the Company’s ATM. As at December 31, 2024, US$10.9 million was available under the ATM. Subsequent to the year end, the Company issued 126,750 shares, at an average selling price of $17.79 per share, for net proceeds of $2.2 million under the Company’s ATM. In 2023, the Company issued 2,516,839 shares, at an average selling price of $17.36 per share, for net proceeds of $42.8 million under the Company’s ATM.

On June 5, 2024, the Company issued 575,000 flow-through common shares at $31.26 per common share for aggregate gross proceeds of $18.0 million. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement was December 31, 2024. At the time of issuance of the flow-through shares, $6.4 million premium was recognized as a liability on the consolidated statements of financial position. During the year ended December 31, 2024, the Company incurred $3.1 million of qualifying exploration expenditures and $1.1 million of the premium was recognized through other income on the consolidated statements of operations and comprehensive income (loss).

On October 22, 2024, the Company issued 80,500 flow-through common shares at $31.08 per common share for aggregate gross proceeds of $2.5 million. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement was December 31, 2024. At the time of issuance of the flow-through shares, $0.2 million premium was recognized as a liability on the consolidated statements of financial position. During the year ended December 31, 2024, the Company incurred $2.5 million of qualifying exploration expenditures and the $0.2 million premium was recognized through other income on the consolidated statements of operations and comprehensive income (loss).

On December 23, 2024, the Company issued 195,500 flow-through common shares at $25.67 per common share for aggregate gross proceeds of $5.0 million. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement was December 31, 2024. At the time of issuance of the flow-through shares, $1.7 million premium was recognized as a liability on the consolidated statements of financial position. During the year ended December 31, 2024, the Company incurred $0.2 million of qualifying exploration expenditures and $0.1 million of the premium was recognized through other income on the consolidated statements of operations and comprehensive income (loss).

In December 2023, the Company issued 875,150 flow-through common shares at $22.34 per common share for aggregate gross proceeds of $19.6 million. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement was December 31, 2023. At the time of issuance of the flow-through shares, $5.5 million premium was recognized as a liability on the consolidated statements of financial position. During the year ended December 31, 2024, the Company incurred $19.6 million of qualifying exploration expenditures and the $5.5 million of the premium was recognized through other income on the consolidated statements of operations and comprehensive income (loss).

Subsequent to December 31, 2024, on February 13, 2025, the Company entered into an agreement to sell, on a bought deal basis, 6,540,000 common shares of the Company, at US$12.25 per common share, for gross proceeds of US$80.1 million. The financing closed on February 19, 2025. Also subsequent to the year end on February 13, 2025, the Company entered into a private placement subscription agreement with a strategic investor to sell 1,640,000 common shares of the Company at US$12.25 per common share, for gross proceeds of US$20.1 million. The private placement closed concurrently with the bought deal. In aggregate, 8,180,000 common shares were issued, at a price of US$12.25 per common share, for gross proceeds of US$100.2 million.

b)	Stock options and restricted share units

The Company provides compensation to directors and employees in the form of stock options, RSUs and DSUs. Pursuant to the Share Option Plan, the Board of Directors has the authority to grant options, and to establish the exercise price and life of the option at the time each option is granted, at a price not less than the closing price of the common shares on the Toronto Stock Exchange on the date of the grant of such option and for a period not exceeding five years. All exercised options are settled in equity. Pursuant to the Company’s RSU and DSU Plan, the Board of Directors has the authority to grant RSUs and DSUs, and to establish terms including the vesting criteria and the life of the RSUs and the DSUs. Stock option, RSU and DSU transactions were as follows:

	Options			RSUs and DSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of Units	Amortized Value ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2024	50,000	17.72	416	697,726	2,984	3,400
Granted	-	-	-	370,920	134	134
Exercised option or vested RSU	(50,000)	17.72	(416)	(151,638)	(2,466)	(2,882)
Expired	-	-	-	(79,707)	(84)	(84)
Amortized value of stock-based compensation	-	-	-	-	3,630	3,630
Outstanding at December 31, 2024	-	-	-	837,301	4,198	4,198
Exercisable at December 31, 2024	-

	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2023	477,500	15.85	4,117	345,266	538	4,655
Granted	-	-	-	399,300	144	144
Exercised option or vested RSU	(50,000)	15.46	(460)	(41,840)	(823)	(1,283)
Options surrendered for cash	(273,500)	15.46	(2,355)	-	-	(2,355)
Expired	(104,000)	16.17	(886)	(5,000)	(33)	(919)
Amortized value of stock-based compensation	-	-	-	-	3,158	3,158
Outstanding at December 31, 2023	50,000	17.72	416	697,726	2,984	3,400
Exercisable at December 31, 2023	50,000

In 2024, the Option Plan was cancelled, and the Company will only issue RSUs or DSUs in the future.

In December 2024, 54,500 DSUs were granted to Board members, 272,420 RSUs were granted to senior management, and 44,000 RSUs were granted to other employees of the Company. The vesting of the RSUs granted to senior management is dependent on certain corporate objectives including the completion of a bankable feasibility study at KSM, and the Company’s share price outperforming certain market benchmarks. The fair value of RSUs granted with vesting dependent on market conditions was valued using a Monte-Carlo simulation. The total fair value of the RSU and DSU grants, of $6.0 million, was estimated as at the grant date to be amortized over the expected service period of the grants. The expected service period ranges from one year to five years from the date of the grant and is also dependent on the corporate objectives being met.

In December 2023, 273,500 options, with exercise price of $15.46 per option, were surrendered for cash at the weighted average rate of $0.18 cash payment per option. During the second quarter of 2024, the remaining 50,000 outstanding share options with an exercise price of $17.72 were exercised and were exchanged for common shares of the Company.

In December 2023, 379,300 RSUs were granted to the Board members, members of senior management, and to other employees of the Company. Of those, 277,500 was granted to senior management, with vesting dependent on certain corporate objectives including the completion of a bankable feasibility study at KSM, and the Company’s share price outperforming certain market benchmarks. The fair value of RSUs granted with vesting dependent on market conditions was valued using a Monte-Carlo simulation. The fair value of total RSU grants, of $4.6 million, was estimated as at the grant date to be amortized over the expected service period of the grants. The expected service period ranges from one year to three years from the date of the grant and is also dependent on the corporate objectives being met. Of the RSUs granted to senior management, 69,375 RSUs, with vesting dependent on market conditions, expired on December 31, 2024.

In December 2022, 310,266 RSUs were granted to the Board members, members of senior management, and to other employees of the Company. Of those, 232,266 was granted to senior management, with vesting dependent on certain corporate objectives including the Company submitting its formal application to the regulator for the KSM Project to be designated as Substantially Started, notification from the regulator that the KSM Project has been designated as Substantially Started, and announcement of KSM joint venture agreement, or other transformative transaction affecting the ownership and control of KSM. The fair value of the total RSU grants, of $5.1 million, was estimated as at the grant date to be amortized over the expected service period of the grants. The expected service period ranges from nine months to three years from the date of the grant and is dependent on the corporate objectives being met. During first quarter of 2024, upon the Company submitting its formal application to regulators for the KSM Project to be designated as Substantially Started, 58,066 RSUs vested and were exchanged for common shares of the Company. During the third current quarter of 2024, and upon the Company receiving the Substantially Started designation for the KSM Project, further 58,067 RSUs vested and were exchanged for common shares of the Company.

c)	Basic and diluted net income loss per common share

Basic and diluted net loss attributable to common shareholders of the Company for the year ended December 31, 2024 was $31.2 million (2023 - $29.3 million net loss).

Loss per share has been calculated using the weighted average number of common shares and common share equivalents issued and outstanding during the period. Stock options are reflected in diluted earnings per share by application of the treasury method. The following table details the weighted average number of outstanding common shares for the purpose of computing basic and diluted loss per common share for the following periods:

	Year ended December 31,
($000s)	2024	2023
Basic weighted average number of common shares outstanding	88,765,198	83,001,989
Weighted average shares dilution exclusions: [1]
Restricted share units	328,391	286,232
Deferred share units	3,722	-

1)	Excluded in the diluted weighted average number of common shares outstanding as their exercise or settlement would be anti-dilutive in the earnings per share calculation. Dilutive RSU and DSU units were determined using the Company’s average share price for the year. For the year ended December 31, 2024, the average share price used was $20.06 (year ended December 31, 2023 - $16.63).